CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	R$ 1,865,077	R$ 2,193,508
Cash equivalents	8,130,929	7,528,820
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash	946,999	946,790
United States of America, Dollars | Fixed Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	2,469,028	62,043
United States of America, Dollars | Overnight [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	12,720	701,386
Saudi Arabia, Riyals
IfrsStatementLineItems [Line Items]
Cash	307,440	312,728
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Cash	154,399	185,941
Cash equivalents	3,757,694	4,454,855
Brazilian Reais [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Cash equivalents	3,492	3,641
Brazilian Reais [Member] | Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	3,754,202	4,451,214
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Cash	93,321	103,630
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Cash	83,339	42,899
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash	279,579	601,520
Cash equivalents	2,508,158	880,457
Others Currencies [Member] | Fixed Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 26,410	R$ 117,028